PREPAID EXPENSES AND OTHER CURRENT ASSETS - Prepaid Expense And Other Assets Current (Details) - Athena Technology Solutions Holdings, LLC [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Mar. 31, 2026	Dec. 31, 2024
Prepaid Expenses and Other Current Assets Current [Line Items]
Supplies Expense	$ 15,361
Deferred Offering Costs	3,842	$ 10,400
Other Assets, Current	4,276		$ 3,890
Prepaid Expense and Other Assets, Current	$ 23,479	$ 26,559	$ 3,890